AS FILED WITH THE SECURITIES
                             AND EXCHANGE COMMISSION
                                   ON 01/10/01

                               FILE NOS: 811-10059
                                    333-43798

                       SECURITIES AND EXCHANGE COMMISSION
                       ----------------------------------
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
Pre-Effective Amendment No.                                      [1]
Post-Effective Amendment No.                                     [ ]
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                               [X]
Amendment No.                                                    [1]

                        (Check appropriate box or boxes.)

                                BRASS FUNDS, INC.
                       ----------------------------------
               (Exact name of Registrant as Specified in Charter)

                          14427 Brook Hollow, Suite 336
                              San Antonio, TX 78232
                       ----------------------------------
                     (Address of Principal Executive Office)

               Registrant's Telephone Number, including Area Code:
                                  210-545-2181
                                   ----------
                              Mr. J. Rick Rodriguez
                          14427 Brook Hollow, Suite 336
                              San Antonio, TX 78232
                       ----------------------------------
                     (Name and Address of Agent for Service)

                     Please send copy of communications to:
                             DAVID D. JONES, ESQUIRE
                  4747 Research Forest Drive, Suite 180, # 303
                             The Woodlands, TX 77381
                                   ----------

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall became effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

TOTAL NUMBER OF PAGES _____
EXHIBIT INDEX BEGINS
ON PAGE               _____

                                                                      PROSPECTUS
                                                               February 15, 2001

                              THE BRASS HIGH YIELD
                                 TAX EXEMPT FUND

                        A Portfolio of BRASS Funds, Inc.
                          14427 Brook Hollow, Suite 336
                              San Antonio, TX 78232
                                 1-800-123-4567

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

THE BASICS ABOUT THE FUND ..........................................           3

FEES AND EXPENSES ..................................................           4

MANAGEMENT OF THE FUND .............................................           5

HOW TO BUY SHARES ..................................................           6

HOW TO SELL (REDEEM) SHARES ........................................          11

DIVIDENDS AND DISTRIBUTIONS ........................................          12

FEDERAL TAXES ......................................................          13

GENERAL INFORMATION ................................................          13

FOR MORE INFORMATION ...............................................          14
--------------------------------------------------------------------------------

                            THE BASICS ABOUT THE FUND

THE FUND'S INVESTMENT OBJECTIVE IS to achieve a high level of current income that is exempt from federal taxation while maintaining safety of principal and maintaining liquidity.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES ARE:

o investing at least 65% of the Fund's total assets in tax-exempt, mortgage revenue bonds issued by states, counties, cities or other governmental bodies. The Fund will invest in securities rated at least B by Standard & Poors or an equivalent rating by another nationally recognized rating agency, and in unrated securities of comparable quality;

o investing its remaining assets in high quality (A rated or better), short term fixed income municipal obligations issued by states, counties, cities or other governmental bodies that generate income exempt from federal income tax; and

o when deemed prudent by the Fund's adviser, investing a portion of the Fund's assets in high quality debt instruments that may generate taxable income, including U.S. Government and Agency securities, asset-backed securities and repurchase agreements.

Mortgage revenue bonds are bonds issued by an authority to finance the construction of housing projects and are collateralized by mortgages on those properties when they are sold to eligible purchasers. As the homeowners make principal and interest payments on the mortgages underlying the bonds, those revenues pay the interest on the bonds and retire the bond principle over time. Hence the name, mortgage revenue bonds. Oftentimes, the issuers of these bonds do not obtain a credit rating on the securities they issue, and the Fund will invest heavily in these unrated securities. However, the Fund will not invest in any such security unless the Adviser is confident that the security has a creditworthiness at least equal to securities carrying a B or higher rating, as defined by Standard & Poors, or its equivalent.

The Adviser analyzes each security for both its investment potential and its creditworthiness. To determine the creditworthiness of unrated securities, the Adviser analyzes the proposed project, the issuer's prior history of timely retiring bond issues, the overall economic conditions affecting the market for the project, the terms under which home buyers will have to repay their mortgages, the overall interest rate environment, and a number of other factors. The Adviser will invest in unrated securities only if the Adviser believes the securities are comparable in credit quality to securities rated B or higher.

The Fund will be a "non-diversified" Fund, meaning that the Fund can invest a larger portion of its assets in a smaller number of securities.

The Fund may take a temporary defensive position when, in the Adviser's opinion, market conditions are such that investing according to the Fund's normal investment objectives would place the Fund in imminent risk of loss. In such an event, the Adviser could temporarily convert some or all of the Fund's investments to cash. Such actions are subject to the supervision of the Board of Directors. You should be aware that any time the Fund is assuming a temporary defensive position, the Fund will not be invested according to its investment objectives, and its performance will vary, perhaps significantly, from its norm.

THE PRINCIPAL RISKS OF INVESTING IN THE FUND ARE:

o GENERAL RISK- As with most investments, you may lose money by investing in the Fund. The value of your Fund shares will fluctuate from day to day in response to the daily changes in the value of the Fund's investments. As a result, on any given day, when you redeem your shares, they may be worth less than you paid for them.

o INTEREST RATE RISK- The Fund invests mainly in fixed income debt securities. These types of securities are subject to risk due to changes in interest rates. There is an inverse relationship between interest rates and security value. When interest rate go up, the value of a fixed income debt security generally goes down, and vice versa. The longer a debt securities has to maturity, the more its value will change in response to a change in interest rates. Also, when interest rates change, consumer behavior concerning mortgage refinancing may change in response. When consumers refinance their mortgages, the performance of the Fund could be adversely affected if those mortgages are retired and the proceeds are prematurely paid out to bond holders.

o CREDIT RISK- Because the Fund invests predominately in debt instruments, there is the risk that the issuer, or the guarantor (if any) of a debt security, or a counter party to any of the Fund's portfolio transactions (such as in a repurchase agreement) may be unable or unwilling to make timely principal and/or interest payments or otherwise honor its obligations. Credit Risk is particularly significant for the Fund because many of the securities held in its portfolio will not be rated by any nationally recognized rating agency. Lower rated securities have speculative characteristics, and adverse economic conditions can result in a weakened capacity of the security to make principal and interest payments. In the event a portfolio security is downgraded or suffers an adverse change to its creditworthiness, the Adviser will analyze the reasons for the downgrade and will dispose of the security if the Fund is at risk.

o ISSUER RISK- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. The value of smaller issuers can be more volatile than that of larger issuers.

o MARKET RISK- The Fund is subject to the general risk of unfavorable changes in the market value of the Fund's portfolio securities.

o LIQUIDITY RISK- The Fund is subject to the risk that some of its portfolio holdings may be difficult to easily purchase or sell, possibly preventing the Fund from selling a security at its discretion at an advantageous price.

o MANAGEMENT RISK- The Fund is a new fund with no operating history. This may pose additional risks.

o TAX RISK- The Fund is subject to the risk that some or all of the interest it receives might become taxable by law or be determined by the Internal Revenue Service (or relevant state taxing authority) to be taxable. In that event, the value of the Fund's investments would likely decline, and some or all of the Fund's distributions might become taxable. In addition, some or all of the income distributions made by the Fund may be subject to federal alternative minimum income tax.

o NON-DIVERSIFICATION RISK- Diversification is a way to reduce risk by investing in a broad range of securities. The Fund is non-diversified. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value ("NAV") of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may negatively affect the performance of the Fund.

HOW HAS THE FUND PERFORMED IN THE PAST?

BECAUSE THIS IS A NEW FUND BEING OFFERED FOR THE FIRST TIME BY THIS PROSPECTUS, A BAR CHART AND PERFORMANCE TABLE REFLECTING THE FUND'S COMPARATIVE PERFORMANCE IS NOT YET AVAILABLE.

--------------------------------------------------------------------------------

                                FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.
--------------------------------------------------------------------------------

      --------------------------------------------------------------------
          SHAREHOLDER FEES:
          -----------------
          (Fees paid directly from your investment)            CLASS A
                                                               -------
      --------------------------------------------------------------------

          MAXIMUM SALES CHARGE (LOAD)
          IMPOSED ON PURCHASES (as a percentage
          of offering price)                                      5.50%
      --------------------------------------------------------------------

          MAXIMUM DEFERRED SALES CHARGES (as
          a percentage of investment proceeds)                    NONE
      --------------------------------------------------------------------

      --------------------------------------------------------------------
          ANNUAL FUND OPERATING EXPENSES:
          -------------------------------
          (expenses that are deducted from Fund assets)        CLASS A
                                                               -------
      --------------------------------------------------------------------

          MANAGEMENT FEES(1)                                      0.50%
      --------------------------------------------------------------------

          12B-1 FEES(2)                                           0.25%
      --------------------------------------------------------------------

          OTHER EXPENSES(3)                                       0.50%
                                                                  -----
      --------------------------------------------------------------------

          TOTAL ANNUAL FUND OPERATING EXPENSES                    1.25%
      --------------------------------------------------------------------

1. Includes investment advisory fees of 0.50% per annum which are paid to the Fund's Adviser.
2. You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.
3. Because the Fund is a new Fund without an operating history, these fees are estimated in good faith for the Fund's first year.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COSTS OF INVESTING IN THE FUND WITH THE COSTS OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE BELOW ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED, REINVEST ANY DIVIDENDS AND DISTRIBUTIONS, AND THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES DESCRIBED ABOVE REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

ONE YEAR*          THREE YEARS*
---------          ------------

$719               $1072

If you did not redeem your shares, your fees would be the same.

*The maximum front-end sales charge of 5.50% for Class A shares is included in these calculations.

                             MANAGEMENT OF THE FUND

Fund Manager
------------
The Company has entered into a Investment Advisory Agreement with BRASS Management & Research, LTD., 14427 Brook Hollow, Suite 336, San Antonio, TX
78232 ("BRASS"). Under the Advisory Agreement, BRASS is responsible for providing a continuous investment program for the Fund and deciding which securities to purchase and sell for the Fund. For such services, BRASS will receive a fee, paid monthly, at the annual rate of 0.50% of the Fund's average daily total net assets.

Mr. J. Rick Rodriguez is the President and managing director of BRASS. Mr. Rodriguez is also President and Chairman of the Board of the Directors of the Company. Accordingly, Mr. Rodriguez is considered to be an "affiliated person" of the Company under federal law. Mr. Rodriguez is a real estate developer and entrepreneur who owns and controls a number of real estate construction, development, management, brokerage and holding corporations and partnerships. Mr. Rodriguez specializes in the creation of tax-exempt mortgage revenue bonds, and has been involved in the creation of over $100 million of mortgage revenue securities. Mr. Rodriguez has been the Chairman of the Advisory Board of Texas A&M University's Masters program for real estate development, and he holds a Bachelor of Sciences Degree in Construction Management and a Masters of Science in Real Estate Development, both from Texas A&M University.

Portfolio Manager
-----------------
Mr. David D. Jones serves as portfolio manager for the Fund. Mr. Jones is responsible for the day-to-day investment management of the Fund's assets, choose the investments for the Fund, and decides when to buy and sell the Fund's securities.

Mr. Jones has almost twenty years experience in the investment and financial services industry. Since January, 1998, Mr. Jones has been an attorney specializing in investment company matters as President and sole shareholder of David Jones & Assoc., P.C., a law firm in the Woodlands, Texas. Prior to opening the law firm, from 1996 to 1998, Mr. Jones was Executive Vice President and Portfolio Manager for Pauze Swanson Capital Management Company, a Houston, Texas based investment advisory firm managing a family of fixed income mutual funds with approximately $100 million in net assets. Previously, Mr. Jones was a corporate litigation attorney for Cox & Smith Incorporated in San Antonio, Texas; Vice President and fixed income securities trader for Security Pacific Bank in Los Angeles, California from 1987 to 1991; a fixed income securities trader for Bank of America in San Francisco, California from 1985 to 1987; and a fixed income securities trader for BANCTexas in Dallas, Texas from 1982 to 1985.

The Adviser was initially formed on January __, 2001 and is registered as an investment advisory firm with the Securities and Exchange Commission. The Adviser was created to serve as investment adviser to the Fund, and presently the Fund is the Adviser's sole client, although the Adviser may provide investment advisory services to others in the future. The Adviser's principal business is the provision of investment advisory services.

                                HOW TO BUY SHARES

Determination of Share Price
----------------------------
Shares of the Fund are offered at the public offering price per share. The public offering price for Class A shares of the Fund is based upon the Fund's net asset value per share. Net asset value per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The assets of the Fund are valued at market value or, if market quotes cannot be readily obtained, fair value is used as determined by the Board of Directors. The net asset value of the Fund's shares is computed on all days on which the New York Stock Exchange is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. East Coast time. The Fund's shares will not be priced on any National Holiday recognized by the NYSE. Please see the statement of additional information for a full listing of all holidays in which the Fund's shares will not be priced.

You should be aware that the Fund invests in securities for which there may be no readily available market quotation. Accordingly, when the Fund is investing in such securities, the NAV on your shares will be computed based on fair market value as determined by the Board of Directors of the Company .

The public offering price for Class A shares is the NAV plus the applicable sales charge.

CLASS A SHARES:     With this option you pay a one-time  front-end  sales charge each time you buy shares. Front-end sales charges are deducted from your investment before shares are purchased.
                    However, you pay no front-end sales charges on reinvested dividends and distributions.

Payments for Fund shares must be in U.S. dollars and in order to avoid fees and delays, must be drawn on a U.S. bank. Fund management reserves the right to reject any purchase order for Fund shares if, in the Fund's opinion, such an order would cause a material detriment to existing shareholders. Your purchase of Fund shares is subject to the following minimum investment amounts:

                            To Open Account     Additional Investments
                            ---------------     ---------------------
Minimum Investment          $2,500              $100


Opening And Adding To Your Account
----------------------------------
You can invest directly in the Fund in a number of ways. Simply choose the one that is most convenient for you. Any questions you may have can be answered by calling 1-877-593-8637. You may also purchase Fund shares through broker-dealers or other financial organizations.

Purchase By Mail
----------------
To purchase shares of the Fund by mail:

o    Complete and sign the Account Application included in this prospectus.

o Enclose your check or other negotiable bank draft made payable to The BRASS Tax Advantaged Fund.

o Mail your application and check to the Fund's transfer agent using the self-addressed and stamped envelope included in this prospectus.

When purchasing by mail, your purchase order, if accompanied by payment, will be processed upon receipt by Mutual Shareholder Services, the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the Exchange (currently 4:00 p.m. East Coast time), your shares will be purchased at the Fund's public offering price calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the public offering price determined as of the close of regular trading on the next business day.

To make additional purchases by mail, send a check or other negotiable bank draft payable to the BRASS Tax Advantaged Fund to the Transfer Agent at the address below. Be sure to put your account number on your check and indicate which share class you want to purchase. If you fail to indicate a share class, Class A shares will be purchased for you.

If you need an Account Application or any other information relating to your account with the Fund, you may contact the Transfer Agent at:

                           Mutual Shareholder Services
                       1301 East Ninth Street, Suite 3600
                               Cleveland, OH 44114
                                 1-877-593-8637

By Wire Transfer
----------------
To purchase shares of the Fund by wire transfer:

o Call the Transfer agent at 1-877-593-8637. A representative will mail or fax an Account Application to you and assign you an account number.

o Contact your bank or financial institution and instruct them to wire immediately available funds to:

                    Fifth Third Bank, N.A., Cincinnati, Ohio
                                 ABA # 042000314
               For Credit to: The BRASS High Yield Tax Exempt Fund
                               ACCT #
                                      ------------
                           For Account of [YOUR NAME]
                   ACCT # [Your account number with the Fund]

Subsequent Purchases
--------------------
To make additional purchases of Fund shares by wire, instruct your bank to wire immediately available funds to the Transfer Agent using the same wiring instructions as above, but also indicate on the wire that you are purchasing additional shares and indicate which share class to purchase. If you do not indicate a share class, Class A shares will be purchased.

If you purchase Fund shares by wire, you must complete and file an Account Application with the Transfer Agent before any of the shares purchased can be redeemed. You should contact your bank or other financial institution for information on sending funds by wire, including any charges that your bank may make for these services.

Through a Registered Investment Professional
--------------------------------------------
You may buy shares of the Fund through brokers, dealers and other financial professionals that have entered into agreements with the Fund's principal underwriter to sell Fund shares. Simply call your investment professional to see if he or she can buy shares for you.

If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Telephone Purchases
-------------------
In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share public offering price determined at the close of business on the day that the transfer agent receives payment through the Automatic Clearing House. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the Automated Clearing House. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

Mutual Shareholder Services, the Fund's transfer agent, employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Company shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund has failed to follow procedures such as the above. However, if the Fund fails to follow such procedures, it may be liable for such losses.

Automatic Investment Plan
-------------------------
Once you have established an account with the Fund and made your initial purchase, you can make additional purchases through an Automatic Investment Plan. You can have money automatically transferred from your checking, savings or other banking account on a weekly, bi-weekly, monthly, or bi-monthly basis. To be eligible to participate in this plan, your financial institution must be a member participant in the Automated Clearing House ("ACH") system. Contact your financial institution to see if they qualify. You can choose to participate in the plan by so indicating on your initial account application and submitting a void check, or you can join at any time by contacting the Transfer Agent. You can also terminate your participation at any time by contacting the Transfer Agent.

CLASS A SHARES.
Class A shares are offered at their public offering price, which is net asset value per share plus the applicable sales charge. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your Class A share purchases:

                         SALES CHARGE         SALES CHARGE
                         AS A % OF            AS A % OF NET         DEALER
AMOUNT INVESTED          OFFERING PRICE       AMOUNT INVESTED       REALLOWANCE
---------------          --------------       ---------------       -----------
Less than   $ 49,999     5.50%                5.82%                 5.00%
$ 50,000 to $ 99,999     4.75%                4.99%                 4.25%
$100,000 to $249,999     3.75%                3.76%                 3.25%
$250,000 to $499,999     2.75%                2.76%                 2.50%
$500,000 and above       2.00%                2.00%                 1.75%

B/D Holdings, Inc., the Fund's principal underwriter (the "Distributor"), will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with the Distributor to sell shares of the Fund. The dealer's concession may be changed from time to time. The Distributor may from time to time offer incentive compensation to dealers who sell shares of the Fund subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an "underwriter" under the Securities Act of 1933, as amended.

Exemptions from Sales Charges
-----------------------------
The Fund will waive sales charges for purchases by fee-based registered investment advisers for their clients, broker/dealers with wrap fee accounts, and registered brokers for their own accounts. The Fund may also waive sales charges on a case-by-case basis, at its sole discretion.

Reduced Sales Charges
---------------------
You may qualify for a reduced sales charge by aggregating the net asset value of all your Class A shares previously purchased in the Fund with the dollar amount of additional shares to be purchased. For example, if you already owned Class A shares in the Fund with an aggregate net asset value of $450,000, and you decided to purchase an additional $60,000 of Class A shares, your sales charge on the additional purchase would be 2.00% instead of 4.75%, because you had accumulated more than $500,000 in Class A Shares. Call the Transfer Agent or your investment professional for advice on how to minimize your sales charges.

Letter of Intent
----------------
You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Fund during the next thirteen (13) months sufficient to qualify for the reduction. Your letter will not apply to purchases made more than 90 days prior to the letter. During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Fund in which you have purchased shares, each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account(s) all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

Miscellaneous Purchase Information
----------------------------------
All applications to purchase shares of the Funds are subject to acceptance or rejection by authorized officers of the Company and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by check or money order drawn on a U.S. bank, savings & loan or credit union. The Custodian will charge a $20.00 fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the Custodian for insufficient funds. The Company reserves the right to refuse to accept applications under circumstances or in amounts considered disadvantageous to shareholders. If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure. For economy and convenience, share certificates will not be issued.

Distribution & Servicing (12b-1) Fees
-------------------------------------
The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"), for its Class A shares. The Distribution Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents.

Under the Class A Distribution Plan, the Fund pays the Adviser and/or others a fee for distribution and/or shareholder servicing expenses of 0.25% per annum of the Fund's average daily net assets.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.

                        HOW TO SELL (REDEEM) YOUR SHARES

You may request the sale (redemption) of your shares at any time either by mail, by telephone or by wire.

By Mail
-------
Sale requests should be mailed via U.S. mail or overnight courier service to:

     Mutual Shareholder Services
     1301 East Ninth Street, Suite 3600
     Cleveland, OH 44114

The selling price of the shares being redeemed will be your Fund's per share net asset value next calculated after receipt of all required documents in Good Order. Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Good Order means that the request must include:

1.   Your account number.
2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3. The signatures of all account owners exactly as they are registered on the account.
4.   Any required signature guarantees.
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Signature Guarantees --
--------------------
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

(i)       if you change the ownership on your account;
(ii) when you want the redemption proceeds sent to a different address than is registered on the account;
(iii) if the proceeds are to be made payable to someone other than the account's owner(s);
(iv)      any redemption transmitted by federal wire transfer to your bank; and
(v) if a change of address request has been received by the Company or Declaration Service Company within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in Good Order.

Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guarantee."

By Telephone
------------
You may redeem your shares in the Fund by calling the Transfer Agent at 1-877-593-8637 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Company or the Transfer Agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

By Check
--------
Shares purchased by check for which a redemption request has been received may be delayed until the check or payment received for investment has cleared, which may take up to fifteen (15) calendar days.

By Wire
-------
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. A $10 fee is charged for outgoing wires.

Redemption At The Option Of The Fund
------------------------------------
If the value of the shares in your account falls to less than $1000, the Company may notify you that, unless your account is increased to $1000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $1000 before any action is taken. This involuntary redemption shall not apply if the value of your account drops below $1000 as the result of market action. The Company reserves this right because of the expense to the Fund of maintaining very small accounts.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Funds are derived from net investment income. Net investment income will be distributed at least annually. A Fund's net investment income is made up of dividends received from the securities it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

A Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of your Fund.

You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent.

                                  FEDERAL TAXES

As with any investment, you should consider the tax implications of an investment in the Fund. The following is only a short summary of the important tax considerations generally affecting the Fund and its shareholders. You should consult your tax adviser with specific reference to your own tax situation.

The Fund intends to qualify and maintain its qualification as a "regulated investment company" under Sub-Chapter M of the Internal Revenue Code (hereafter the "Code"), meaning that to the extent a fund's earnings are passed on to shareholders as required by the Code, the Fund itself is not required to pay federal income taxes on the earnings. Accordingly, the Fund will pay dividends and make such distributions as are necessary to maintain its qualification as a regulated investment company under the Code.

Before you purchase shares of the Fund, you should consider the effect of both dividends and capital gain distributions that are expected to be declared or that have been declared but not yet paid. If the Fund makes a capital gains distribution, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your price back as a taxable dividend distribution. Under normal circumstances, dividend distributions will be made from the earnings on federally tax-exempt securities. Accordingly, those distributions will be exempt from federal tax when distributed. However, such distributions may be subject to state and local taxes. Also, the Fund may make distributions of income derived from fully taxable securities. Those distributions would be fully taxable to you.

The Fund will notify you annually as to the tax status of dividend and capital gains distributions paid by the Fund.

You may realize a taxable gain or loss when redeeming shares of the Fund depending on the difference in the prices at which you purchased and sold the shares.

Because you may be subject to federal, state and/or local taxes on dividends and distributions of the Fund, you should consult your tax adviser regarding the consequences of these taxes before you invest.

                               GENERAL INFORMATION

Total return for each Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return reflects the average annual percentage change in value of an investment over the measuring period. Aggregate total return reflects the total percentage change in value of an investment over the measuring period. Both measures assume the reinvestment of dividends and distributions.

Total return of each Fund may be compared to those of mutual funds with similar investment objectives and to bond, stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance.

                              FOR MORE INFORMATION

Additional information about the Fund is available in the Fund's Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Fund. A current SAI, dated February 15, 2001, has been filed with the SEC and is incorporated by reference into this prospectus.

To receive information concerning the Fund, or to request a copy of the SAI or other documents relating to the Fund, please contact the Fund at:

                                BRASS Funds, Inc.
                         c/o Mutual Shareholder Services
                       1301 East Ninth Street, Suite 3600
                               Cleveland, OH 44114

                                 1-877-593-8637

A copy of your requested document(s) will be mailed to you within three days of your request.

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                           Investment Company Act No.
                                    811-10059

                       STATEMENT OF ADDITIONAL INFORMATION

                             Dated February 15, 2001

                                BRASS FUNDS, INC.
                          14427 Brook Hollow, Suite 336
                              San Antonio, TX 78232

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of The BRASS High Yield Tax Exempt Fund, dated February 15, 2001. Requests for copies of the Prospectus should be made by writing to BRASS Funds, Inc., 14427 Brook Hollow, Suite 336, San Antonio, TX 78232 or by calling the Fund at 1-877-593-8637.

                                TABLE OF CONTENTS

BRASS Funds, Inc.
Investment Policies and Restrictions
Investment Adviser
Directors and Officers
Principal Holders of Securities
Performance Information
Purchasing and Redeeming Shares
Distribution Fees
Tax Information
Portfolio Transactions
Fund Service Providers
Independent Accountants
Legal Counsel
Financial Statements

                                BRASS FUNDS, INC.

BRASS Funds, Inc (the "Company") was organized as a Maryland corporation and is a mutual fund company of the type known as an open-end, management investment company. It did not begin operations until February, 2001 nor commence offering its shares until that time. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors.

The Company is authorized to issue 100,000,000 shares of .001 cent par value common capital stock. The Company's Articles of Incorporation permit its Board of Directors to classify any unissued shares into one or more classes of shares. The Board has authorized the issuance of 15,000,000 shares of The BRASS High Yield Tax Exempt Fund (the "Fund") which are offered by this prospectus.

The Fund is a "non-diversified" Fund. Non-diversified funds can be riskier investments than diversified funds. The Investment Company Act of 1940 defines a "diversified" fund to mean that as to 75% of the fund's total net assets (valued at the time of investment) a fund will not invest more than 5% of its net assets in securities of any one issuer other than in securities of the US Government and its agencies and instrumentalities, thereby reducing the risk of loss. The Fund normally will invest, except in defensive periods, at least 65% of its net assets in tax exempt , mortgage revenue bonds issued by domestic tax exempt issuers.

The Fund's shares are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of the Fund as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights.

The Company will not hold annual shareholder meetings. Shareholder meetings will not be held unless required by Federal or State law or in connection with an undertaking given by the Fund. The Fund may hold special shareholder meetings, if required, and shareholders may remove directors of the Company. The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Company's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

                      INVESTMENT POLICIES AND RESTRICTIONS

The  Fund's  principal  investment  objective  and  investment   strategies  are
discussed in the prospectus. The complete list of investment limitations and restrictions for the Fund are listed below:

Fundamental Investment Policies
-------------------------------

The Fund will not:

1. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer, except that the Fund may purchase securities in excess of the foregoing limitations when the issuer is a tax exempt authority issuing securities that have been determined to be tax exempt under federal law for the purpose of funding the construction of housing projects;

2. Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 15% of the value of the Fund's assets at the time of borrowing, nor will the Fund purchase portfolio securities for the Fund at any time when Fund borrowings exceed 5% of the Fund's total assets;

3. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

4.   Make margin purchases or short sales of securities;

5. Invest in companies for the purpose of management or the exercise of control;

6. Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements), or lend its portfolio securities.

7.   Invest in oil, gas or other mineral exploration or development programs;

8. Purchase or sell real estate or real estate loans or real estate limited partnerships, although the Fund may invest in tax exempt securities collateralized by real estate;

9.   Purchase warrants on securities.

10.  Issue senior securities.

11.  Invest in commodities, or futures and options on commodities.

12. Invest more than 15% of its net assets in securities considered to be illiquid. A security is considered to be illiquid if it cannot be sold or disposed of within 7 days at its approximate carrying value. The Board of Directors of the Company has established written guidelines to be followed by the Adviser to determine whether a security is illiquid. The Adviser must report to the Board at least quarterly concerning illiquid investments.

Restrictions 1 through 12 listed above are fundamental investment policies for the Fund and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940.

The Fund has also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

The Fund may not:

a. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and
     (b) where acquisition results from a dividend or merger, consolidation or other reorganization (in addition to this investment restriction, the Investment Company Act of 1940 provides that the Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Funds total net assets (valued at time of investment) in all investment company securities purchased by the Fund);
b. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 15% of its total assets at cost;
c. Invest more than 10% of the Fund's assets (valued at time of investment) in initial margin deposits of options or futures contracts.

The Fund will normally invest at least 65% of its total net assets in tax exempt, mortgage revenue bonds. This is a fundamental and principal investment strategy of the Fund. What follows is a description of the securities in which the Fund may also invest:

CONVERTIBLE SECURITIES. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Funds may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Funds upon conversion of a convertible security will generally be held for so long as the advisor or investment manager anticipates such stock will provide the Funds with opportunities which are consistent with the Funds' investment objectives and policies.

WARRANTS. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer's capital stock at a set price for a specified period of time.

OPTIONS ON EQUITIES. Although the Fund will not normally do so, the Fund may occasionally invest in options contracts to decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when an options contract is priced more attractively than the underlying security or index.

The Fund may write (i.e. sell) covered call options, and may purchase put and call options, on equity securities traded on a United States exchange or properly regulated over-the-counter market. The Fund may also enter into such transactions on Indexes. Options contracts can include long-term options with durations of up to three years.

The Fund may enter into these transactions so long as the value of the underlying securities on which options contracts may be written at any one time does not exceed 100% of the net assets of the Fund, and so long as the initial margin required to enter into such contracts does not exceed five percent (5%) of the Fund's total net assets. When writing covered call options, to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of the underlying securities upon which the option was written, cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

RISK FACTORS. The primary risks associated with the use of options are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date. Investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities will minimize the risk of imperfect correlation. Entering into such transactions only on national exchanges and over-the-counter markets with an active and liquid secondary market will minimize the risk that the Fund will be unable to close out a position.

DEBT SECURITIES. The Fund may invest in corporate or U.S. Government debt securities including zero coupon bonds. Corporate debt securities may be convertible into preferred or common stock. In selecting corporate debt securities for the Fund, the Adviser reviews and monitors the creditworthiness of each issuer and issue. U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are only exposed to interest rate risk. The Fund will invest only in debt securities rated BBB or higher by Standard & Poors rating service, or B or higher by Moody's Rating service.

Zero coupon bonds do not provide for cash interest payments but instead are issued at a discount from face value. Each year, a holder of such bonds must accrue a portion of the discount as income. Because issuers of zero coupon bonds do not make periodic interest payments, their prices tend to be more volatile than other types of debt securities when market interest rates change.

UNAFFILIATED MUTUAL FUNDS. The Fund may invest in securities issued by other registered investment companies (i.e., mutual funds). As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders. The Fund may invest in such instruments to the extent that such investments do not exceed 10% of the Fund's net assets and/or 3% of any investment company's outstanding securities.
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Fund may invest a portion of its assets in repurchase agreements ("Repos") with broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy.

CASH RESERVES. The Fund may hold up to 100% of its net assets in cash to maintain liquidity and for temporary defensive purposes.

The Fund may take a temporary defensive position when, in the Adviser's opinion, market conditions are such that investing according to the Fund's normal investment objectives would place the Fund in imminent risk of loss. In such an event, the Adviser could temporarily convert some or all of the Fund's investments to cash. Such actions are subject to the supervision of the Board of Directors. You should be aware that any time the Fund is assuming a temporary defensive position, the Fund will not be invested according to its investment objectives, and its performance will vary, perhaps significantly, from its norm.

ILLIQUID SECURITIES.
The Fund may invest up to 15% of its net assets in securities that the Adviser determines, under the supervision of the Board of Directors, to be illiquid. Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of lack of available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Illiquid securities may present a greater risk of loss than other types of securities. Accordingly, the Board of Directors has adopted rigorous procedures to closely monitor the pricing of these securities.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS.
The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Adviser's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER.
The Fund has no operating history and therefore has no annual reportable portfolio turnover. Higher portfolio turnover rates may result in higher rates of net realized capital gains to the Fund, thus the portion of the Fund's distributions constituting taxable gains may increase. In addition, higher portfolio turnover activity can result in higher brokerage costs to the Fund. The Fund anticipates that its annual portfolio turnover will be less than 100%.

                               INVESTMENT ADVISER

The Company has entered into an Investment Advisory Agreement with BRASS Management & Research, LTD., 14427 Brook Hollow, Suite 336, San Antonio, TX
78232 ("BRASS"). Under the Advisory Agreement, BRASS is responsible for providing a continuous investment program for the Fund and for providing a variety of other investment management and administrative services to the Fund. For such services, BRASS will receive a fee, paid monthly, at the annual rate of 0.50% of the Fund's average daily total net assets. The Adviser was created to serve as investment adviser to the Fund, and presently the Fund is the Adviser's sole client, although the Adviser may provide investment advisory services to others in the future. The Adviser's principal business is the provision of investment advisory services. Mr. J. Rick Rodriguez is the President and managing member of BRASS. Mr. Rodriguez is also President and Chairman of the Board of the Directors of the Company. Accordingly, Mr. Rodriguez is considered to be an "affiliated person" of the Company under federal law.

The Adviser manages the day-to-day investment of the assets of the Fund in accordance with the Fund's investment objectives, policies and restrictions. The Adviser is registered as an investment advisory firm with the Securities and Exchange Commission.

The Advisory Agreement between the Fund and the Adviser provides that the Adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under either Agreement, except by reason of the Adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under its Agreement.

The Advisory Agreement between the Fund the Adviser, expires on February 15, 2003, but may be continued from year to year so long as its continuance is approved annually (a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940
Act) of the outstanding shares of the Fund. Each Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                             DIRECTORS AND OFFICERS

The board of directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund is managed by the Advisor subject to the bylaws of the Company and review by the Board of Directors. The directors of the Company, including those directors who are also officers, are listed below:

--------------------------------------------------------------------------------------------------------------
Name, Age, Business Address         Position(s) with the      Principal Occupation(s) for the Last Five (5)
                                    Company                   Years
--------------------------------------------------------------------------------------------------------------

J. Rick Rodriguez* (Age 39)         President, Director,      President and controlling shareholder of The
14427 Brook Hollow, Suite 336,      Chairman of the Board     MAGI Group of Real Estate Companies, a group
San Antonio, TX 78232                                         of companies which develop, manage
                                                              and construct real estate projects, since 1991.
--------------------------------------------------------------------------------------------------------------

David D. Jones, Esq. (09/18/57)     Treasurer, Secretary      Attorney, David Jones & Assoc., P.C., the
4747 Research Forest Drive,                                   Woodlands, TX since 1998. Executive Vice
Suite 180, # 303                                              President and Portfolio Manager, Pauze Swanson
The Woodlands, Texas 77381                                    Capital Management Co., 1996-1998. Attorney,
                                                              Cox & Smith Incorporated, San Antonio, TX
                                                              1994-1996.
--------------------------------------------------------------------------------------------------------------

Joel L. Teglia (02/15/62)           Director                  Executive Vice President, Chief Financial
2040G N. Sedgwick Street                                      Officer of Banyon Strategic Realty Trust, a real
Chicago, IL 60614                                             estate investment trust. B.A. in Accounting from
                                                              the University of Notre Dame, 1984. Certified
                                                              Public Accountant, 1984.
--------------------------------------------------------------------------------------------------------------

                                       6

--------------------------------------------------------------------------------------------------------------

Eric Darmstetter (02/07/65)         Director                  President and 50% owner of Creative Link
1148 East Commerce Street                                     Studio, an advertising and marketing firm, since
San Antonio, Texas 78205                                      1993.
--------------------------------------------------------------------------------------------------------------

Brian M. Sirgo (06/17/60)           Director                  Executive Vice President and Chief Operating
1709 Conventry Lane                                           Officer, American Inland Resources Company of
Midland, Texas 79705                                          Midland, Texas, and oil and gas producing
                                                              company.
--------------------------------------------------------------------------------------------------------------

* Indicates an "interested person" as defined in the Investment Company Act of 1940.

Mr. J. Rick Rodriguez is the President and managing member of the Adviser, the President, and a Director of the Company, and a controlling shareholder of the Fund. As such, Mr. Rodriguez is considered to be an "affiliated person" of the Fund and a "control person" of the Fund.

The table below sets forth the compensation anticipated to be paid by the Company to each of the directors of the Company during the fiscal year ending December 31, 2001.

-------------------------------------------------------------------------------------------------
                                       Pension or                                Total
                                       Retirement                                Compensation
Name of Director,     Aggregate        Benefits Accrued     Estimated Annual     From Fund and
Position(s)           Compensation     as Part of Fund      Benefits Upon        Fund Complex
                      from Company     Expenses             Retirement           Paid to Director
-------------------------------------------------------------------------------------------------

J. Rick Rodriguez,
President, Chairman      $0.00               $0.00               $0.00                $0.00
-------------------------------------------------------------------------------------------------

Joel L. Teglia,
Director                 $1000               $0.00               $0.00                $1000
-------------------------------------------------------------------------------------------------

Eric Darmstetter,
Director                 $1000               $0.00               $0.00                $1000
-------------------------------------------------------------------------------------------------

Brian M. Sirgo,
Director                 $1000               $0.00               $0.00                $1000
-------------------------------------------------------------------------------------------------

                         PRINCIPAL HOLDERS OF SECURITIES

The Adviser intends to purchase all of the Fund's outstanding shares prior to its public offering. Accordingly, it will be deemed to then control the Fund and will have significant influence over the Fund and its operations.

                             PERFORMANCE INFORMATION

From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

Average Annual Total Return is computed as follows: P(1+T)[n] = ERV

Where:         P = a hypothetical initial investment of $1000
               T = average annual total return
               n = number of years
             ERV = ending redeemable value of shares at the end of the period

Yield. The Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          Yield = 2[(a-b/cd + 1)6 - 1]

               Where:    a =  dividends and interest earned during the period
                         b = expenses accrued for the period (net of reimbursement)
                         c = the average daily number of shares outstanding during the period that they were entitled to receive dividends
                         d = the maximum offering price per share on the last day of the period

The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Purchases and redemptions are discussed in the prospectus.

Redemptions will be made at net asset value. The Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading. The Fund's net asset value will not be calculated on the following Nationally recognized holidays: Christmas Day, New Year's Day, July 4th, Memorial Day, President's Day, Thanksgiving Day, Martin Luther King Day and such other National Holidays as may be recognized by the New York Stock Exchange.

                                DISTRIBUTION FEES

The Company has adopted a distribution plan (the "Distribution Plan"), pursuant to Rule 12b-1 under The Investment Company Act of 1940, as amended, by Class of Shares, for the Fund. The Distribution Plan provides for fees to be deducted from the average net assets of the Fund in order to compensate the Adviser or others for expenses relating to the promotion and sale of shares of the Fund.

Under the Class A Plan, Class A shares compensate the Adviser and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of the Fund's average daily net assets attributable to the Class A shares.

The Distribution Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents.

The Distribution Plan is reviewed annually by the Company's Board of Directors, and may be renewed only by majority vote of the shareholders of the Fund's Class A shares, or by majority vote of the Board, and in both cases also a majority vote of the disinterested Directors of the Company, as that term is defined in the 1940 Act.

The Board of Directors has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Fund to have moneys available for the direct distribution activities of the Adviser and others in promoting the sale of the Fund's shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Fund. The Board of Directors, including the non- interested Directors, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

The Plan has been approved by the Funds' Board of Directors, including all of the Directors who are non-interested persons as defined in the 1940 Act. The Plan must be renewed annually by the Board of Directors, including a majority of the Directors who are non-interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan. The votes must be cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Directors be done by the non-interested Directors. The Plan and any related agreements may be terminated at any time, without any penalty: 1) by vote of a majority of the non-interested Directors on not more than 60 days' written notice, 2) by the Adviser on not more than 60 days' written notice, 3) by vote of a majority of the Fund's outstanding shares, on 60 days' written notice, and 4) automatically by any act that terminates the Underwriting Agreement with the underwriter. The underwriter or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Plan and any related agreement may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the Plans or any related agreements shall be approved by a vote of the non-interested Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

The Adviser is required to report in writing to the Board of Directors of the Fund, at least quarterly, on the amounts and purpose of any payment made under the Plan, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plan should be continued.

                                 TAX INFORMATION

Taxation Of The Fund. The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. The Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities. However, if the Fund does not qualify, all of its earnings would be subject to federal income tax at the prevailing corporate income tax rates.

Taxation Of The Shareholder. The Fund intends that most, if not all of its dividends and distributions shall be exempt from federal taxation. If the Fund makes a taxable distribution, such distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

The Fund intends that most, if not all, of the Fund's dividends derived from its investments be exempt from federal taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by the Fund from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains.

                             PORTFOLIO TRANSACTIONS

The Fund will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. Since investment decisions are based on the anticipated contribution of a security to the Fund's investment objective, the rate of portfolio turnover is not a factor when the Adviser believes a change is in order to achieve those objectives. The Fund expects that its annual portfolio turnover rate will not exceed 100% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Fund manager and the Company's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

                             FUND SERVICE PROVIDERS

The Fund could not function without the services provided by certain companies. The Fund has entered into contracts with the following companies.

Custodian
---------
Fifth Third Bank, N.A., Cincinnati, Ohio (the "Custodian"), holds the investments and other assets that the Fund owns. The Custodian is responsible for receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Fund, and performing other administrative duties, all as directed by persons authorized by the Fund. The Custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Fund. Portfolio securities of the Fund are maintained in the custody of the Custodian and may be entered in the Federal Reserve Book Entry System, or the security depository system of The Depository Trust Company.

Transfer, Dividend Disbursing And Accounting Services Agent
-----------------------------------------------------------
Mutual Shareholder Services, 1301 East Ninth Street, Cleveland, Ohio provides transfer agency and dividend disbursing services for the Fund pursuant to a written agreement with the Company. This means that its job is to maintain accurately the account records of all shareholders in the Fund as well as to administer the distribution of income earned as a result of investing in the Fund. Mutual Shareholder Services also provides accounting services to the Fund including portfolio accounting services, expense accrual and payment services, valuation and financial reporting services, tax accounting services and compliance control services.

Administration
--------------
Mutual Shareholder Services also acts as Administrator to the Fund pursuant to a written agreement with the Company. The Administrator supervises all aspects of the operations of the Fund except those performed by the Fund's investment adviser under the Fund's investment advisory agreement. The Administrator is responsible for:

(a)  calculating the Fund's net asset value;
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940;
(c) preparing financial statements contained in reports to stockholders of the Fund
(d)  preparing the Fund's federal and state tax returns;
(e)  preparing reports and filings with the Securities and Exchange Commission;
(f)  preparing filings with state Blue Sky authorities; and
(g)  maintaining the Fund's financial accounts and records

For the services to be rendered as Administrator, The Fund shall pay mutual Shareholder Services an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

Principal Underwriter.
---------------------
B/D Holdings, Inc., 1301 East Ninth Street, Cleveland, Ohio (the "Distributor"), serves as principal underwriter for the Fund's shares pursuant to a written agreement between the Company and the Distributor. The Distributor is a registered broker/dealer and is a member in good standing of the NASD. The Distributor facilitates the distribution of the Fund's shares, and is paid a fee by the Company based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month .

                             INDEPENDENT ACCOUNTANTS

McCurdy & Assoc, CPAs, Inc. has been selected as the independent accountants for the Fund. As such, it performs audits of the Fund's financial statements.

                                  LEGAL COUNSEL

David Jones & Assoc., P.C., 4747 Research Forest Drive, Suite 180, # 303, The Woodlands, TX 77381 has passed on certain matters relating to this registration statement and serves as counsel to the Company.

                              FINANCIAL STATEMENTS

To be provided by amendment.

                                     PART C
                                     ------

                                OTHER INFORMATION

Item 23.  Financial Statements and Exhibits
-------------------------------------------

(a) Articles of Incorporation- Filed as Exhibit 23A to Original Registration Statement on Form N-1A and incorporated herein by reference.

(b) By-Laws- Filed as Exhibit 23B to Original Registration Statement on Form N-1A and incorporated herein by reference.

(c)  Instruments  defining  rights  of  Shareholders---None,   See  Articles  of
     Incorporation

(d)  Investment Advisory Contracts- Included herein as Exhibit 23D

(e)  Underwriting Contracts- Included herein as Exhibit 23E.

(f)  Bonus or Profit Sharing Contracts--- None

(g)  Custodian Agreements- Included herein as Exhibit 23G.

(h)  Other Material Contracts- Included herein as Exhibit 23H.

(i)  Legal Opinion- Included herein as Exhibit 23I.

(j)  Other opinions- To be Provided by Amendment

(k)  Omitted Financial statements--- None

(l)  Initial Capital Agreements- To be Provided by Amendment

(m)  Rule 12b-1 Plans- Included herein as Exhibit 23M.

(n)  Financial Data Schedule--- NA

(o)  Rule 18f-3 Plan- Not Applicable

(p) Code of Ethics-- Filed as Exhibit 23P to Original Registration Statement on Form N-1A and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control With Registrant
-----------------------------------------------------------------------

     See  Caption   "Principal  Holders  of  Securities"  in  the  Statement  of
     Additional Information

Item 25.  Indemnification
-------------------------

(a) General. The Articles of Incorporation (the "Articles") of the Corporation provide that to the fullest extent permitted by Maryland and federal statutory and decisional law, as amended or interpreted, no director or officer of this Corporation shall be personally liable to the Corporation or the holders of Shares for money damages for breach of fiduciary duty as a director, and each director and officer shall be indemnified by the Corporation; provided, however, that nothing herein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or the holders of Shares to which such director or officer would otherwise be subject by reason of breach of the director's or officer's duty of loyalty to the Corporation or its stockholders, for acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law or for any transaction from which the director derived any improper personal benefit. The By-Laws of the Corporation provide that the Corporation shall indemnify any individual who is a present or former director or officer of the Corporation and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a "Proceeding") against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such director or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law.

(b) Disabling Conduct. The By-Laws provide that nothing therein shall be deemed to protect any director or officer against any liability to the Corporation or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as "Disabling Conduct").

     The By-Laws provide that no indemnification of a director or officer may be made unless: (1) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the director or officer to be indemnified was not liable by reason of Disabling Conduct; or
     (2) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the director or officer to be indemnified was not liable by reason of Disabling Conduct, which determination shall be made by: (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

(c) Standard of Conduct. Under Maryland law, the Corporation may not indemnify any director if it is proved that: (1) the act or omission of the director was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or (2) the director actually received an improper personal benefit; or (3) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. No indemnification may be made under Maryland law unless authorized for a specific proceeding after a determination has been made, in accordance with Maryland law, that indemnification is permissible in the circumstances because the requisite standard of conduct has been met.

(d) Required Indemnification. Maryland law requires that a director or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the director or officer in connection with the Proceeding. In addition, under Maryland law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

(e) Advance Payment. The By-Laws provide that the Corporation may pay any reasonable expenses so incurred by any director or officer in defending a Proceeding in advance of the final disposition thereof to the fullest extent permissible under Maryland law. In accordance with the By-Laws, such advance payment of expenses shall be made only upon the undertaking by such director or officer to repay the advance unless it is ultimately determined that such director or officer is entitled to indemnification, and only if one of the following conditions is met: (1) the director or officer to be indemnified provides a security for his undertaking; (2) the Corporation shall be insured against losses arising by reason of any lawful advances; or (3) there is a determination, based on a review of readily available facts, that there is reason to believe that the director or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by: (i) a majority of a quorum of directors who are neither "interested persons" of the Corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

(f) Insurance. The By-Laws provide that, to the fullest extent permitted by Maryland law and Section 17(h) of the Investment Company Act of 1940, the Corporation may purchase and maintain insurance on behalf of any officer or director of the Corporation, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Corporation would have the power to indemnify him or her against such liability.

Item 26.  Business and Other Connections of Investment Adviser
--------------------------------------------------------------

     None

Item 27.  Principal Underwriter
-------------------------------

     B/D Holdings, Inc., 1301 East Ninth Street, Cleveland, Ohio, serves as Principal Underwriter for the Company's shares. No officer, director or employee of the Principal Underwriter is affiliated with the Company, Fund, or Adviser.

------------------------------------------------------------------------------------------------
Name of Principal        Net underwriting     Compensation on
Underwriter              Discounts and        Redemption and       Brokerage        Other
                         Commissions          Repurchase           Commissions      Compensation
------------------------------------------------------------------------------------------------
NA
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------

Item 28.  Location of Accounts and Records
------------------------------------------

     The books and records of the Company, other than the accounting and transfer agency (including dividend disbursing) records, are maintained by the Fund at 14427 Brook Hollow, Suite 336, San Antonio, TX 78232; the Fund's accounting and transfer agency records are maintained at Mutual Shareholder Services, 1301 East ninth Street, Suite 3600, Cleveland, OH 44114.

Item 29.  Management Services
-----------------------------

     There are no management service contracts not described in Part A or Part B of Form N-1A.

Item 30.  Undertakings
----------------------

     The Registrant undertakes to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons in the event the Fund chooses to raise its initial capital under Section 14(a)(3) of the Securities Act.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-effective amendment to Registration Statement on Form N-1A to be signed on its behalf by the undersigned, hereunto duly authorized in San Antonio, TX on the 10th day of January, 2001.

     BRASS FUNDS, INC.


     /s/ J. Rick Rodriguez
     ---------------------
     J. RICK RODRIGUEZ
     President, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

NAME                          TITLE                     DATE
------------------------------------------------------------------------


/s/ J. Rick Rodriguez         President, Chairman &     January 10, 2001
-------------------------     Director
J. RICK RODRIGUEZ


/s/ David D. Jones, Esq.      Treasurer, Secretary      January 10, 2001
-------------------------
DAVID D. JONES, ESQ.


/s/ Joel L. Teglia            Director                  January 10, 2001
-------------------------
JOEL L. TEGLIA


/s/ Eric Darmstetter          Director                  January 10, 2001
-------------------------
ERIC DARMSTETTER


/s/ Brian M. Sirgo            Director                  January 10, 2001
-------------------------
BRIAN M. SIRGO

                                  EXHIBIT INDEX

EXHIBIT 23D-   INVESTMENT   ADVISORY  AGREEMENT  BETWEEN  REGISTRANT  AND  BRASS
               MANAGEMENT & RESEARCH, LTD.
EXHIBIT 23E-   UNDERWRITING AGREEMENT BETWEEN REGISTRANT AND B/D HOLDINGS, INC.
EXHIBIT 23G-   CUSTODIAN AGREEMENT BETWEEN REGISTRANT AND FIFTH THIRD BANK, N.A.
EXHIBIT 23H- INVESTMENT COMPANY SERVICES AGREEMENT BETWEEN REGISTRANT AND MUTUAL SHAREHOLDER SERVICES, LTD.
EXHIBIT 23I-   OPINION & CONSENT OF DAVID JONES & ASSOC., P.C.
EXHIBIT 23M-   PLAN OF DISTRIBUTION PURSUANT TO RULE 12B-1

--------------------------------------------------------------------------------